ORGANIZATION, BASIS OF PRESENTATION AND USE OF ESTIMATES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Accounting Policies [Abstract]
Schedule of VIEs
VIEs
Beijing Autohome Information Technology Co., Ltd. (“Autohome Information”)	August 28, 2006	PRC	—	Provision of online advertising and dealer subscription services
Beijing Shengtuo Autohome Advertising Co., Ltd.	September 21, 2010	PRC	—	Provision of online advertising services
Beijing Shengtuo Hongyuan Information Technology Co., Ltd. (“Shengtuo Hongyuan”)	November 8, 2010	PRC	—	Provision of online advertising and dealer subscription services
Beijing Shengtuo Chengshi Advertising Co., Ltd.	November 12, 2010	PRC	—	Provision of online advertising services
Shanghai Youche Youjia Advertising Co., Ltd. (“Shanghai Advertising”)	December 31, 2011	PRC	—	Provision of online advertising services
Guangzhou Youche Youjia Advertising Co., Ltd. (“Guangzhou Advertising”)	May 8, 2012	PRC	—	Provision of online advertising services

VIEs
Beijing Autohome Information Technology Co., Ltd. (“Autohome Information”)	August 28, 2006	PRC	—	Provision of online advertising and dealer subscription services
Beijing Shengtuo Autohome Advertising Co., Ltd.	September 21, 2010	PRC	—	Provision of online advertising services
Beijing Shengtuo Hongyuan Information Technology Co., Ltd. (“Shengtuo Hongyuan”)	November 8, 2010	PRC	—	Provision of online advertising and dealer subscription services
Beijing Shengtuo Chengshi Advertising Co., Ltd.	November 12, 2010	PRC	—	Provision of online advertising services
Shanghai Youche Youjia Advertising Co., Ltd. (“Shanghai Advertising”)	December 31, 2011	PRC	—	Provision of online advertising services
Guangzhou Youche Youjia Advertising Co., Ltd. (“Guangzhou Advertising”)	May 8, 2012	PRC	—	Provision of online advertising services

Schedule of Subsidiaries of Company

Entity	Date of incorporation or acquisition	Place of incorporation	Percentage of direct ownership by the Company	Principal activities
Subsidiaries
Cheerbright International Holdings, Ltd (“Cheerbright”)	June 13, 2006	British Virgin Islands	100%	Investment holding
Autohome (Hong Kong) Ltd. (“Autohome HK”)	March 16, 2012	Hong Kong	100%	Provision of online advertising services
Autohome Media Limited (“Autohome Media”, formerly known as Prbrownies Marketing Limited)	October 18, 2013	Hong Kong	100%	Provision of online advertising services
Beijing Cheerbright Technology Co., Ltd. (“Autohome WFOE”)	September 1, 2006	PRC	100%	Provision of technical and consulting services
Autohome Shanghai Advertising Co., Ltd.	September 29, 2013	PRC	100%	Provision of online advertising services
Beijing Prbrownies Software Co., Ltd.( formerly known as Beijing Autohome Software Co., Ltd.)	November 12, 2013	PRC	100%	Provision of information technology services
Beijing Autohome Technologies Co., Ltd.	November 12, 2013	PRC	100%	Provision of information technology services
Beijing Autohome Advertising Co., Ltd.	November 13, 2013	PRC	100%	Provision of online advertising services
Guangzhou Autohome Advertising Co., Ltd.	November 25, 2013	PRC	100%	Provision of online advertising services

As of December 31, 2013, the Company’s subsidiaries and VIEs where Autohome WFOE is the primary beneficiary include the following entities:

Entity	Date of incorporation or acquisition	Place of incorporation	Percentage of direct ownership by the Company	Principal activities
Subsidiaries
Cheerbright International Holdings, Ltd (“Cheerbright”)	June 13, 2006	British Virgin Islands	100%	Investment holding
Autohome (Hong Kong) Ltd. (“Autohome HK”)	March 16, 2012	Hong Kong	100%	Provision of online advertising services
Autohome Media Limited (“Autohome Media”, formerly known as Prbrownies Marketing Limited)	October 18, 2013	Hong Kong	100%	Provision of online advertising services
Beijing Cheerbright Technology Co., Ltd. (“Autohome WFOE”)	September 1, 2006	PRC	100%	Provision of technical and consulting services
Autohome Shanghai Advertising Co., Ltd.	September 29, 2013	PRC	100%	Provision of online advertising services
Beijing Autohome Software Co., Ltd.	November 12, 2013	PRC	100%	Provision of information technology services
Beijing Autohome Technologies Co., Ltd.	November 12, 2013	PRC	100%	Provision of information technology services
Beijing Autohome Advertising Co., Ltd.	November 13, 2013	PRC	100%	Provision of online advertising services
Guangzhou Autohome Advertising Co., Ltd.	November 25, 2013	PRC	100%	Provision of online advertising services

Schedule of Assets, Liabilities, and Net Assets of VIEs

The following table sets forth the assets, liabilities, and net assets of the VIEs:

	As of December 31, 2013	As of September 30, 2014
	RMB	RMB	US$
	(Audited)	(Unaudited)	(Unaudited)
Current assets	577,529	687,253	111,967
Non-current assets	1,606,709	1,605,887	261,630

Total assets	2,184,238	2,293,140	373,597

Current liabilities	493,710	541,378	88,201
Non-current liabilities	33,069	32,215	5,248

Total liabilities	526,779	573,593	93,449

Net assets	1,657,459	1,719,547	280,148

The following table sets forth the assets, liabilities, and net assets of the VIEs:

	December 31,
	2012	2013
	RMB	RMB	US$
Current assets	467,689	577,529	95,401
Non-current assets	1,591,626	1,606,709	265,409

Total assets	2,059,315	2,184,238	360,810

Current liabilities	418,471	493,710	81,555
Non-current liabilities	23,033	33,069	5,463

Total liabilities	441,504	526,779	87,018

Net assets	1,617,811	1,657,459	273,792